Fair Value Measurements	12 Months Ended
Dec. 31, 2013
Fair Value Measurements
Note 5.	Fair Value Measurements

The table below presents information about Artisan’s assets and liabilities that are measured at fair value and the valuation techniques Artisan utilized to determine such fair value. The fair value of financial instruments held by Launch Equity is presented in Note 9, “Variable and Voting Interest Entities”. The fair value of Artisan’s borrowings is presented in Note 6, “Borrowings”. In accordance with ASC 820, fair value is defined as the price that Artisan would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The following three-tier fair value hierarchy prioritizes the inputs used in measuring fair value:

•	Level 1—Observable inputs such as quoted (unadjusted) market prices in active markets for identical securities.

•	Level 2—Other significant observable inputs (including but not limited to quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including Artisan’s own assumptions in determining fair value).

The following provides the hierarchy of inputs used to derive fair value of Artisan’s assets and liabilities that are financial instruments as of December 31, 2013 and 2012:

	Assets and Liabilities at Fair Value
	Total	Level 1	Level 2	Level 3
December 31, 2013
Assets
Cash and cash equivalents	$211,839	$211,839	$—	$—
Equity mutual funds	7,804	7,804	—	—

December 31, 2012
Assets
Cash and cash equivalents	$141,159	$141,159	$—	$—
Equity mutual funds	15,241	15,241	—	—

Fair values determined based on Level 1 inputs utilize quoted market prices for identical assets. Level 1 assets generally consist of marketable open-end mutual funds or UCITS. There were no Level 3 assets or liabilities as of December 31, 2013 and 2012.

Artisan’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1, Level 2 or Level 3 securities during the year ended December 31, 2013 and 2012.

Contingent Value Rights (“CVRs”)

As part of the IPO Reorganization, Holdings issued Partnership CVRs and APAM issued APAM CVRs to the holders of Holdings’ preferred units and APAM’s convertible preferred stock, respectively. APAM held one Partnership CVR for each APAM CVR outstanding. On November 6, 2013 the CVRs were terminated in connection with the November 2013 Offering.

The CVRs were considered derivative instruments under ASC 815, Derivatives and Hedging, and accordingly were recorded as a liability at fair value on the balance sheet until they were terminated on November 6, 2013. Changes in the fair value of these derivative instruments have been recorded in earnings as a net gain (loss) on the valuation of contingent value rights in the period of change.

Because the CVRs were not traded and therefore there was no market price for them, the fair value of the CVR liability was determined using a Monte Carlo pricing model. Monte Carlo simulation is often used to value complex derivative instruments by simulating various path-dependent conditions. The observable and unobservable assumptions used in the pricing model to estimate future stock prices at the termination date are included in the table below. Artisan’s nonperformance or credit risk was embodied within the Monte Carlo pricing model through the discount rate assumption. As of November 6, 2013, there were no changes in credit risk that would have had an adverse impact on the CVR valuation. The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of Artisan’s management.

Significant unobservable inputs include expected volatility, dividend yield rate, and discount rate. Significant increases in the discount rate and expected volatility would result in a significantly lower fair value measurement. Significant increases in the dividend yield rate would result in a significantly higher fair value measurement.

November 6, 2013
Observable assumptions:
Price per share of Class A common stock	$61.25
Remaining term of CVRs	2.68 years

Unobservable assumptions:
Expected price volatility of Class A common stock	32.00%
Dividend yield rate	4.40%
Discount rate	5.00%

The unobservable assumptions were derived as follows:

•	Expected price volatility of Class A common stock—based on the average historical 2.68-year volatility of a peer group of public companies selected by management.

•	Dividend yield rate—based on management’s assumptions of future dividends on Class A common stock and the price per share of Class A common stock.

•	Discount rate—based on the average of Artisan’s borrowing rate and similar rates observed among a peer group of public companies selected by management.

As of November 6, 2013, the fair value of the CVRs was $5.9 million based on the assumptions above. For the year ended December 31, 2013, gains of $49.6 million were recorded in other non-operating gains (losses) to reflect a decrease in the estimated fair value of the CVRs. On November 6, 2013, the CVRs were terminated and the liability was eliminated.

The following table is a reconciliation of the beginning and ending balance of the liability measured at fair value using significant unobservable inputs (Level 3) as of December 31, 2013:

Balance at December 31, 2012	$—
Issuance of contingent value rights	55,440
(Gains) losses included in earnings	(49,570)
Liability extinguished upon termination	5,870

Balance at December 31, 2013	$—